Goodwill - Key Assumptions Used in Impairment Testing by CGU (Details) - Cash Generating Units	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Intelligent Document Processing
Disclosure of reconciliation of changes in goodwill [line items]
Before tax WACC	19.10%	0.00%
Long-term growth rate of net operating cash flows	1.80%	0.00%
CANADA
Disclosure of reconciliation of changes in goodwill [line items]
Before tax WACC	14.30%	11.90%
Long-term growth rate of net operating cash flows	1.90%	3.40%
Percentage Incremental Increase Of After Tax W A C C	165.00%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows	218.00%
FRANCE
Disclosure of reconciliation of changes in goodwill [line items]
Before tax WACC	20.20%	16.70%
Long-term growth rate of net operating cash flows	1.50%	2.60%
US | Enterprise Performance Management [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Before tax WACC	18.40%	15.20%
Long-term growth rate of net operating cash flows	1.80%	2.70%
Percentage Incremental Increase Of After Tax W A C C	98.00%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows	146.00%
US | Enterprise Resource Planning [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Before tax WACC		15.30%
Long-term growth rate of net operating cash flows		2.70%